Basis of Presentation and Summary of Significant Accounting Policies - Impact on Weighted Average Shares and Earnings Per Share (Details) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ (7,995,000)	$ (6,629,000)	$ (3,595,000)		$ (3,312,000)	$ (3,041,000)	$ (3,690,000)			$ (18,219,000)	$ (10,043,000)	$ (13,889,000)	$ (14,702,000)
Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 3,374,118	(10,445,389)	1,528,079	$ (20,233)					$ (32,821)	$ (5,543,192)
Restatement of redeemable common stock as temporary equity | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079					$ (8,917,310)
Weighted average ordinary shares outstanding, basic		27,600,000	24,533,333					26,075,138
Weighted average ordinary shares outstanding, diluted		27,600,000	24,533,333					26,075,138
Earnings per ordinary share, basic		$ (0.30)	$ 0.05					$ (0.27)
Earnings per ordinary share, diluted		$ (0.30)	$ 0.05					$ (0.27)
Restatement of redeemable common stock as temporary equity | Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079					$ (8,917,310)
Weighted average ordinary shares outstanding, basic		6,900,000	6,800,000					6,850,276
Weighted average ordinary shares outstanding, diluted		6,900,000	6,800,000					6,850,276
Earnings per ordinary share, basic		$ (0.30)	$ 0.05					$ (0.27)
Earnings per ordinary share, diluted		$ (0.30)	$ 0.05					$ (0.27)
Previously Reported [Member] | Restatement of redeemable common stock as temporary equity | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079					$ (8,917,310)
Weighted average ordinary shares outstanding, basic		27,600,000	27,600,000					27,600,000
Weighted average ordinary shares outstanding, diluted		27,600,000	27,600,000					27,600,000
Previously Reported [Member] | Restatement of redeemable common stock as temporary equity | Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		$ (10,445,389)	$ 1,528,079					$ (8,917,310)
Weighted average ordinary shares outstanding, basic		6,900,000	6,800,000					6,850,276
Weighted average ordinary shares outstanding, diluted		6,900,000	6,800,000					6,850,276
Earnings per ordinary share, basic		$ (1.51)	$ 0.22					$ (1.31)
Earnings per ordinary share, diluted		(1.51)	$ 0.22					$ (1.31)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average ordinary shares outstanding, basic			(3,066,667)					(1,524,862)
Weighted average ordinary shares outstanding, diluted			(3,066,667)					(1,524,862)
Earnings per ordinary share, basic		(0.30)	$ 0.05					$ (0.27)
Earnings per ordinary share, diluted		(0.30)	0.05					(0.27)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity | Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings per ordinary share, basic		1.21	(0.17)					1.04
Earnings per ordinary share, diluted		$ 1.21	$ (0.17)					$ 1.04